Direct: 414-287-9308

kirgens@gklaw.com

April 18, 2018

VIA EMAIL

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:                           Frontier Funds, Inc.
(Registration Nos: 333-07305; 811-07685)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontier Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 109 to its Registration Statement on Form N-1A.  This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register each of the Frontier MFG Low Carbon Global Fund and the Frontier MFG Select Infrastructure Fund as a new series of the Company. It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statement of Additional Information for the other series and classes of the Company.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kristen Irgens

Kristen Irgens

cc: Working Group